First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS – 88.0%
	Airlines – 2.5%
$1,325,000	Air Canada (a)	4.00%	07/01/25	$1,805,313
1,155,000	American Airlines Group, Inc.	6.50%	07/01/25	1,557,864
2,330,000	Southwest Airlines Co.	1.25%	05/01/25	3,294,037
435,000	Spirit Airlines, Inc.	4.75%	05/15/25	987,990
				7,645,204
	Automobiles – 5.9%
1,035,000	NIO, Inc. (a)	0.50%	02/01/27	1,041,551
1,318,000	Tesla, Inc.	2.00%	05/15/24	16,834,691
				17,876,242
	Banks – 0.5%
1,275,000	Deutshce Bank AG, Series GMTN	1.00%	05/01/23	1,528,113
	Biotechnology – 2.8%
1,430,000	Bridgebio Pharma, Inc. (a)	2.25%	02/01/29	1,388,940
1,990,000	Exact Sciences Corp.	0.38%	03/15/27	2,857,763
925,000	Halozyme Therapeutics, Inc.	1.25%	12/01/24	1,906,960
765,000	Insmed, Inc.	1.75%	01/15/25	928,644
725,000	Invitae Corp.	2.00%	09/01/24	1,343,985
				8,426,292
	Communications Equipment – 1.4%
3,350,000	Lumentum Holdings, Inc.	0.50%	12/15/26	4,129,497
	Construction & Engineering – 0.3%
800,000	Vinci S.A., Series DGFP (b)	0.38%	02/16/22	884,668
	Diversified Consumer Services – 1.7%
4,515,000	Chegg, Inc. (a)	(c)	09/01/26	5,253,203
	Diversified Financial Services – 0.7%
1,825,000	AXA S.A. (a)	7.25%	05/15/21	2,065,857
	Electrical Equipment – 1.6%
550,000	Bloom Energy Corp. (a)	2.50%	08/15/25	1,269,512
205,000	Plug Power, Inc. (a)	3.75%	06/01/25	2,576,156
1,075,000	Sunrun, Inc. (a)	(c)	02/01/26	1,094,740
				4,940,408
	Electronic Equipment, Instruments & Components – 0.4%
725,000	II-VI, Inc.	0.25%	09/01/22	1,333,310
	Entertainment – 3.4%
780,000	Bilibili, Inc. (a)	1.25%	06/15/27	2,220,717
564,000	Cinemark Holdings, Inc. (a)	4.50%	08/15/25	918,830
1,140,000	Liberty Media Corp. - Liberty Formula One	1.00%	01/30/23	1,384,926
1,380,000	Live Nation Entertainment, Inc.	2.50%	03/15/23	1,680,326
1,620,000	Sea Ltd. (a)	2.38%	12/01/25	4,044,937
				10,249,736
	Equity Real Estate Investment Trusts – 0.7%
1,012,000	Pebblebrook Hotel Trust	1.75%	12/15/26	1,081,910
1,045,000	Summit Hotel Properties, Inc.	1.50%	02/15/26	1,033,237
				2,115,147

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care Equipment & Supplies – 3.7%
$1,300,000	CONMED Corp.	2.63%	02/01/24	$1,827,777
3,400,000	DexCom, Inc. (a)	0.25%	11/15/25	3,475,142
670,000	Envista Holdings Corp. (a)	2.38%	06/01/25	1,235,794
2,555,000	Insulet, Corp.	0.38%	09/01/26	3,521,941
1,000,000	Novocure, Ltd. (a)	(c)	11/01/25	1,242,834
				11,303,488
	Health Care Providers & Services – 0.7%
80,000	Anthem, Inc.	2.75%	10/15/42	332,584
1,435,000	Guardant Health, Inc. (a)	(c)	11/15/27	1,916,841
				2,249,425
	Health Care Technology – 1.5%
3,250,000	Teladoc Health, Inc. (a)	1.25%	06/01/27	4,602,813
	Hotels, Restaurants & Leisure – 4.9%
730,000	Bloomin’ Brands, Inc. (a)	5.00%	05/01/25	1,438,100
815,000	Carnival Corp. (a)	5.75%	04/01/23	1,716,797
1,100,000	Marriott Vacations Worldwide Corp. (a)	(c)	01/15/26	1,111,000
2,580,000	NCL Corp. Ltd. (a)	5.38%	08/01/25	3,996,420
465,000	Penn National Gaming, Inc.	2.75%	05/15/26	2,094,945
2,780,000	Royal Caribbean Cruises Ltd. (a)	4.25%	06/15/23	3,390,498
1,055,000	Vail Resorts, Inc. (a)	(c)	01/01/26	1,068,188
				14,815,948
	Interactive Media & Services – 5.2%
2,580,000	Match Group Financeco 2, Inc. (a)	0.88%	06/15/26	4,445,036
2,135,000	Snap, Inc.	0.75%	08/01/26	5,115,045
1,025,000	Twitter, Inc.	0.25%	06/15/24	1,213,984
2,400,000	Zillow Group, Inc.	2.75%	05/15/25	5,034,000
				15,808,065
	Internet & Direct Marketing Retail – 6.3%
1,325,000	Booking Holdings, Inc. (a)	0.75%	05/01/25	1,807,771
2,375,000	Etsy, Inc. (a)	0.13%	09/01/27	3,162,373
1,180,000	Fiverr International Ltd. (a)	(c)	11/01/25	1,493,303
1,410,000	JPMorgan Chase Bank N.A. (a)	0.13%	01/01/23	1,708,744
1,070,000	MercadoLibre, Inc.	2.00%	08/15/28	4,356,352
3,060,000	Pinduoduo, Inc.	(c)	12/01/25	3,686,774
765,000	Wayfair, Inc.	1.13%	11/01/24	1,841,011
1,040,000	Wayfair, Inc. (a)	0.63%	10/01/25	1,064,982
				19,121,310
	IT Services – 6.4%
1,100,000	21 Vianet Group, Inc. (a)	(c)	02/01/26	1,132,854
610,000	Akamai Technologies, Inc.	0.13%	05/01/25	790,213
775,000	KBR, Inc.	2.50%	11/01/23	1,016,703
700,000	MongoDB, Inc.	0.25%	01/15/26	1,293,250
1,925,000	Okta, Inc.	0.13%	09/01/25	2,914,517
363,000	Sabre GLBL, Inc. (a)	4.00%	04/15/25	601,850
823,000	Shift4Payments, Inc. (a)	(c)	12/15/25	945,868
1,185,000	Shopify, Inc.	0.13%	11/01/25	1,402,744
1,830,000	Square, Inc.	0.50%	05/15/23	5,108,623
810,000	Twilio, Inc.	0.25%	06/01/23	4,110,802
				19,317,424

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Leisure Products – 0.5%
$865,000	Callaway Golf, Co. (a)	2.75%	05/01/26	$1,550,772
	Life Sciences Tools & Services – 1.6%
660,000	Illumina, Inc.	0.50%	06/15/21	1,104,162
570,000	NanoString Technologies, Inc. (a)	2.63%	03/01/25	942,666
990,000	NeoGenomics, Inc.	0.25%	01/15/28	1,068,050
925,000	Repligen Corp.	0.38%	07/15/24	1,692,855
				4,807,733
	Machinery – 1.4%
855,000	Chart Industries, Inc. (a)	1.00%	11/15/24	1,822,622
1,275,000	Meritor, Inc.	3.25%	10/15/37	1,421,506
875,000	Middleby Corp. (The) (a)	1.00%	09/01/25	1,103,047
				4,347,175
	Marine – 0.3%
890,000	Seaspan Corp. (a)	3.75%	12/15/25	973,958
	Media – 2.1%
4,150,000	Liberty Broadband Corp. (a)	1.25%	09/30/50	4,158,300
1,000,000	Liberty Media Corp.	1.38%	10/15/23	1,228,796
855,000	TechTarget, Inc. (a)	0.13%	12/15/25	1,065,595
				6,452,691
	Metals & Mining – 1.0%
1,155,000	Allegheny Technologies, Inc. (a)	3.50%	06/15/25	1,602,036
660,000	Cleveland-Cliffs, Inc.	1.50%	01/15/25	1,359,600
				2,961,636
	Mortgage Real Estate Investment Trusts – 0.3%
815,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(c)	08/15/23	1,047,342
	Oil, Gas & Consumable Fuels – 1.2%
755,000	CNX Resources Corp. (a)	2.25%	05/01/26	943,899
325,000	Green Plains, Inc. (a)	4.00%	07/01/24	464,715
1,635,000	Pioneer Natural Resources Co. (a)	0.25%	05/15/25	2,263,025
				3,671,639
	Pharmaceuticals – 1.2%
500,000	Jazz Investments I Ltd. (a)	2.00%	06/15/26	634,645
1,700,000	Pacira BioSciences, Inc. (a)	0.75%	08/01/25	2,031,570
898,000	Revance Therapeutics, Inc.	1.75%	02/15/27	962,864
				3,629,079
	Real Estate Management & Development – 0.4%
950,000	Redfin Corp. (a)	(c)	10/15/25	1,168,288
	Road & Rail – 1.1%
1,115,000	Lyft, Inc. (a)	1.50%	05/15/25	1,544,604
1,810,000	Uber Technologies, Inc. (a)	(c)	12/15/25	1,895,666
				3,440,270
	Semiconductors & Semiconductor Equipment – 7.4%
86,000	Advanced Micro Devices, Inc.	2.13%	09/01/26	922,387
775,000	Canadian Solar, Inc. (a)	2.50%	10/01/25	1,293,062
585,000	Cree, Inc. (a)	1.75%	05/01/26	1,316,485
600,000	Enphase Energy, Inc. (a)	0.25%	03/01/25	1,417,003

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$2,600,000	Inphi Corp. (a)	0.75%	04/15/25	$3,781,077
2,135,000	Microchip Technology, Inc.	1.63%	02/15/27	4,273,757
145,000	Micron Technology, Inc., Series D	3.13%	05/01/32	1,139,270
740,000	Nova Measuring Instruments Ltd. (a)	(c)	10/15/25	836,200
40,000	Novellus Systems, Inc.	2.63%	05/15/41	608,266
1,400,000	ON Semiconductor Corp.	1.63%	10/15/23	2,493,750
600,000	STMicroelectronics N.V., Series A (b)	(c)	08/04/25	758,676
1,125,000	Synaptics, Inc.	0.50%	06/15/22	1,567,601
620,000	Teradyne, Inc.	1.25%	12/15/23	2,220,744
				22,628,278
	Software – 15.3%
1,050,000	Alarm.com Holdings, Inc. (a)	(c)	01/15/26	1,047,390
705,000	Atlassian, Inc.	0.63%	05/01/23	2,002,042
1,070,000	Bentley Systems, Inc. (a)	0.13%	01/15/26	1,077,251
850,000	Blackline, Inc.	0.13%	08/01/24	1,558,787
545,000	Cerence Inc. (a)	3.00%	06/01/25	1,696,076
580,000	Cloudflare, Inc. (a)	0.75%	05/15/25	1,253,304
2,215,000	Coupa Software, Inc. (a)	0.38%	06/15/26	2,870,245
420,000	Datadog, Inc. (a)	0.13%	06/15/25	569,363
620,000	DocuSign, Inc.	0.50%	09/15/23	2,019,952
725,000	DouSign, Inc. (a)	(c)	01/15/24	761,703
520,000	Envestnet, Inc. (a)	0.75%	08/15/25	530,750
995,000	FireEye, Inc.	0.88%	06/01/24	1,168,937
1,075,000	Five9, Inc. (a)	0.50%	06/01/25	1,517,301
985,000	fuboTV, Inc. (a)	3.25%	02/15/26	1,051,113
1,160,000	HubSpot, Inc. (a)	0.38%	06/01/25	1,731,153
1,130,000	LivePerson, Inc. (a)	(c)	12/15/26	1,264,633
885,000	MicroStrategy, Inc. (a)	0.75%	12/15/25	1,594,853
910,000	Nice Ltd. (a)	(c)	09/15/25	1,044,474
1,270,000	Nuance Communications, Inc.	1.00%	12/15/35	2,443,226
3,210,000	Palo Alto Networks, Inc.	0.75%	07/01/23	4,559,339
1,550,000	Q2 Holdings, Inc. (a)	0.13%	11/15/25	1,755,376
1,590,000	RingCentral, Inc. (a)	(c)	03/01/25	2,001,300
385,000	Sailpoint Technologies Holdings, Inc.	0.13%	09/15/24	775,130
380,000	ServiceNow, Inc.	(c)	06/01/22	1,530,897
1,430,000	Splunk, Inc.	0.50%	09/15/23	1,839,740
2,000,000	Workday, Inc.	0.25%	10/01/22	3,213,539
1,615,000	Zendesk, Inc. (a)	0.63%	06/15/25	2,392,862
750,000	Zscaler, Inc. (a)	0.13%	07/01/25	1,122,158
				46,392,894
	Specialty Retail – 3.0%
430,000	American Eagle Outfitters, Inc. (a)	3.75%	04/15/25	1,172,207
1,145,000	Burlington Stores, Inc. (a)	2.25%	04/15/25	1,538,041
1,070,000	Dick’s Sporting Goods, Inc. (a)	3.25%	04/15/25	2,200,287
1,000,000	Guess?, Inc.	2.00%	04/15/24	1,148,149
685,000	National Vision Holdings, Inc. (a)	2.50%	05/15/25	1,128,881
800,000	RH	(c)	06/15/23	1,983,396
				9,170,961
	Technology Hardware, Storage & Peripherals – 0.2%
515,000	Pure Storage, Inc.	0.13%	04/15/23	582,944

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS (Continued)
	Textiles, Apparel & Luxury Goods – 0.4%
$685,000	Under Armour, Inc. (a)	1.50%	06/01/24	$1,141,255
	Total Convertible Corporate Bonds			267,633,065
	(Cost $188,672,865)
Shares	Description	Stated Rate	Stated Maturity (d)	Value
CONVERTIBLE PREFERRED SECURITIES – 10.9%
	Auto Components – 0.8%
15,750	Aptiv PLC, Series A	5.50%	06/15/23	2,448,338
	Capital Markets – 0.4%
19,975	KKR & Co., Inc., Series C	6.00%	09/15/23	1,161,946
	Electric Utilities – 0.8%
47,500	NextEra Energy, Inc.	5.28%	03/01/23	2,538,400
	Health Care Equipment & Supplies – 1.6%
2,120	Danaher Corp., Series A	4.75%	04/15/22	3,435,036
1,150	Danaher Corp., Series B	5.00%	04/15/23	1,574,293
				5,009,329
	Internet & Direct Marketing Retail – 0.6%
775	2020 Mandatory Exchangeable Trust (a)	6.50%	05/16/23	1,759,942
	Life Sciences Tools & Services – 1.0%
32,500	Avantor, Inc., Series A	6.25%	05/15/22	3,009,825
	Machinery – 1.7%
10,550	Colfax Corp.	5.75%	01/15/22	1,625,544
1,815	Fortive Corp., Series A	5.00%	07/01/21	1,742,944
15,500	Stanley Black & Decker, Inc.	5.25%	11/15/22	1,689,035
				5,057,523
	Metals & Mining – 0.6%
37,725	ArcelorMittal S.A.	5.50%	05/18/23	1,959,814
	Semiconductors & Semiconductor Equipment – 2.3%
4,710	Broadcom, Inc., Series A	8.00%	09/30/22	6,917,812
	Wireless Telecommunication Services – 1.1%
2,990	2020 Cash Mandatory Exchangeable Trust (a)	5.25%	06/01/23	3,442,626
	Total Convertible Preferred Securities			33,305,555
	(Cost $25,109,031)
	Total Investments – 98.9%			300,938,620
	(Cost $213,781,896) (e)

Net Other Assets and Liabilities – 1.1%	3,360,566
Net Assets – 100.0%	$304,299,186

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by SSI Investment Management LLC (“SSI”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $135,710,743 or 44.6% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon security.
(d)	Stated maturity represents the mandatory conversion date.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $87,646,807 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $490,083. The net unrealized appreciation was $87,156,724.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds*	$ 267,633,065	$ —	$ 267,633,065	$ —
Convertible Preferred Securities:
Health Care Equipment & Supplies	5,009,329	3,435,036	1,574,293	—
Internet & Direct Marketing Retail	1,759,942	—	1,759,942	—
Wireless Telecommunication Services	3,442,626	—	3,442,626	—
Other industry categories*	23,093,658	23,093,658	—	—
Total Investments	$ 300,938,620	$ 26,528,694	$ 274,409,926	$—

*	See Portfolio of Investments for industry breakout.